Employee Benefit Plans (Tables)	12 Months Ended
Dec. 31, 2021
Retirement Benefits [Abstract]
Defined Contribution Plan Disclosures
The table below presents the total contributions to the Company’s 401(k) plans for the following periods:

	Successor		Predecessor
	Year Ended December 31, 2021	Period from May 22, 2020 through December 31, 2020	Period from January 1, 2020 through October 22, 2020	Year Ended December 31, 2019
Total contributions	$3,975	$650	$1,724	$1,977